Taxes payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes payable [abstract]
Schedule of Taxes Payable

	December 31, 2024	December 31, 2023

Income tax (IRPJ and CSLL) (a)	385,819	366,366
Contributions over revenue (PIS and COFINS) (b)	95,026	76,719
Withholding income tax	45,896	43,238
Taxes on services (ISS) (b)	14,802	13,367
Withholding taxes from services taken (c)	5,230	5,392
Social security levied on gross revenue (INSS)	3,927	1,239
Other taxes and contributions	9,550	7,978
	560,250	514,299

(a)Some income from investment funds is only taxed when redemption occurs. Accordingly, on December 31, 2024, the amount of R$ R$ 365,629 (R$ R$ 356,599 on December 31, 2023) was recorded as income tax on an accrual basis. The expense for current income tax is recognized in the statement of profit or loss under "Income tax and social contribution" against taxes payable. An advance payment of income tax when due is recognized during the tax year as Recoverable taxes (Note 8).
(b)PIS/COFINS and ISS are measured based on the revenues of the Brazilian entities of the Group and are recognized as a deduction to gross revenue.
(c)Amount relative to PIS, COFINS, IRPJ and CSLL, withheld from suppliers and paid by the Group on their behalf. These amounts are recognized as a tax liability, with no impact to the statement of profit or loss.